SOFTWARE LICENSES (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
License revenue	$ 15,417	$ 47,983
One-Year Agreement [Member] | SoundFi LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Agreement term description	During fiscal year 2019, the Company entered into a one-year agreement with SoundFi LLC (“SoundFi”) which will automatically renew for subsequent one-year periods unless otherwise terminated by either party.
Proceeds from sale of intangible assets		25,000
Annual Software Licensing Agreement [Member] | Castle Shield [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from sale of intangible assets		10,000
SoundFi and Castle Shield Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
License revenue	$ 15,417	$ 47,983